Share Capital - Narrative (Details) - CAD ($) $ / shares in Units, $ in Millions					12 Months Ended
	Mar. 03, 2021	Mar. 04, 2020	Mar. 06, 2019	Feb. 28, 2018	Dec. 31, 2020	May 22, 2020	Dec. 31, 2019	Dec. 31, 2018	May 21, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Quarterly dividend declared (in CAD per share)	$ 0.47	$ 0.425	$ 0.375	$ 0.335
Share repurchase term						12 years
Shares repurchased and retired (in shares)					6,970,000
Weighted average price per share of shares repurchased and retired (in CAD per share)					$ 38.84
Purchase of common shares under Normal Course Issuer Bid					$ 271
Normal Course Issuer Bid, percent of issued and outstanding shares	5.00%
Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares authorized to be repurchased through Normal Course Issuer Bid (in shares)									59,729,706
Stock options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting term					5 years
Shares that may be reserved for issuance as a percentage of common shares outstanding					7.00%
Stock options | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expiration term					5 years
Stock options | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expiration term					6 years
Retained earnings
Disclosure of terms and conditions of share-based payment arrangement [line items]
Purchase of common shares under Normal Course Issuer Bid					$ 215		$ 738	$ 1,044